TAXATION - Movement of valuation allowance (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movement of valuation allowances
Balance at beginning of year	¥ 892	¥ 589	¥ 482
Changes in current year	621	303	107
Balance at end of year	1,513	892	¥ 589
Net operating tax loss carry forwards	8,200
Unrecognized tax benefit and accrual	¥ 0	¥ 0